RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTIES
Schedule of current accounts receivable between related parties

					12.31.2025		12.31.2024
Tax ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	6,035,391	—	5,739,330	—
77.526.480	Comercializadora Nova Verde S.A.	Common shareholder	Chile	CLP	3,307,047	—	711,003	—
Foreign	Sorocaba Refrescos	Shareholder related	Brazil	BRL	1,040,634	—	—	—
76.140.057-6	Monster Energy Company - CHILE	Associate	Chile	CLP	4,100,327	—	2,429,980	—
86.881.400	Envases CMF S.A.	Associate	Chile	CLP	325,590	—	497,269	—
96.517.210	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	234,850	—	228,333	—
96.714.870	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	—	113,897	—	292,931
76.572.588	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	28,099	—	38,423	—
Foreign	The Coca-Cola Export Corporation	Shareholder related	Panama	USD	227,249	—	257,205	—
Foreign	Recofarma do Industrias Amazonas Ltda.	Shareholder related	Brazil	BRL	—	7,887,027	—	—
Total					15,299,187	8,000,924	9,901,543	292,931

Schedule of current accounts payable between related parties

					12.31.2025		12.31.2024
Tax ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Recofarma do Industrias Amazonas Ltda.	Shareholder related	Brazil	BRL	42,154,575	—	32,292,993	380,465
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	24,722,659	—	27,864,498	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	7,650,174	—	1,872,078	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	6,846,917	—	16,594,188	—
Foreign	Coca-Cola Company	Shareholder	Paraguay	PYG	5,313,923	—	3,927,254	—
76.140.057-6	Monster Energy Company Chile	Associate	Chile	CLP	10,014,011	—	4,010,463	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	2,076,467	—	3,233,955	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	1,035,480	—	1,103,496	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	569,282	—	340,111	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	400,514	—	621,771	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	86,331	—	152,284	—
Foreign	The Coca-Cola Export Corporation	Shareholder related	Panama	USD	24,836	—	1,970,735	—
Foreign	Monster Energy Company – USA	Shareholder related	USA	USD	117,130	—	42,763	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	4,383	—	75,296	—
89.996.200-1	Envases del Pacifico S.A.	Shareholder related	Chile	CLP	—	—	274,535	—
Foreign	Circular PET	Shareholder related	Argentina	ARS	1,085,871	—	—	—
Total					102,102,553	—	94,376,420	380,465

Schedule of transactions between related parties

						For the year ended	For the year ended
Tax ID	Company	Relationship	Country	Transaction Description	Currency	12.31.2025	12.31.2024
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of concentrate	CLP	213,851,424	208,072,332
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of advertising services and others	CLP	13,320,924	11,428,852
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Lease of water source	CLP	7,679,375	6,579,358
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Sale of raw materials and others	CLP	4,278,747	2,814,472
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Minimum dividend	CLP	37,089	37,981
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	30,038,122	23,106,391
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	CLP	30,703,543	26,436,164
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and other	CLP	486,300	2,094,416
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of packaging	CLP	12,011,983	15,562,395
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of packaging/raw materials	CLP	16,715,662	12,614,819
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of finished products	CLP	87,478,527	79,975,653
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of services and others	CLP	238,660	2,417,367
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of raw materials and inputs	CLP	1,908	38,697
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	400,514	211,014
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	5,988,320	6,055,551
89.996.200-1	Envases del Pacífico S.A.	Related to board member	Chile	Purchases raw materials and inputs	CLP	—	138,792
94.627.000-8	Parque Arauco S.A	Related to board member	Chile	Space lease	CLP	156,419	152,248
Foreign	Recofarma do Industrias Amazonas Ltda.	Shareholder related	Brazil	Purchase of concentrate	BRL	180,971,905	168,538,618
Foreign	Recofarma do Industrias Amazonas Ltda.	Shareholder related	Brazil	Lease of water source	BRL	2,203,663	6,419,348
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Purchase of concentrate	ARS	96,292,733	126,331,582
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	18,332	15,387
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	BRL	1,198,082	1,371,553
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	BRL	2,572,446	4,555,837
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	68,300	1,396,272
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Purchase of services and others	CLP	6,628,720	4,682,682
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of fees and services	ARS	—	14,838
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Purchase of products	ARS	85,519	364,747
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Marketing services	ARS	—	242
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	BRL	—	69,330
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	49,285	10,796
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	15,722,283	13,838,963
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sales, Services, and others	CLP	1,756,230	481,768
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of finished products	CLP	290,717	24,649,488
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Advertising services and others	CLP	4,669,640	3,680,425
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Cold equipment maintenance	CLP	297,694	521,943
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of raw materials	CLP	319,620	1,127,367
97,036,000-K	Banco Santander Chile.	Director/Manager/Executive	Chile	Purchase of services	CLP	—	2,415
Foreign	Monster Energy Brasil Comercio de Bebidas Ltda	Associate	Brazil	Purchase of Products	BRL	3,661,249	2,608,964
33-0520613	Monster Energy Company - USA	Associate	United States	Purchase of advertising materials	CLP	266,407	231,135
76140057-6	Monster Energy Company - CHILE	Associate	Chile	Sale of advertising and other services	CLP	4,115,760	4,125,235
76140057-6	Monster Energy Company - CHILE	Associate	Chile	Purchase of advertising services and others	CLP	133,920	1,153,315
76140057-6	Monster Energy Company - CHILE	Associate	Chile	Purchase of finished products	CLP	37,964,829	33,106,173
76140057-6	Monster Energy Company - CHILE	Associate	Chile	Sale of finished products	CLP	14,159,245	10,127,338
Foreign	The Coca-Cola Export Corporation Panama	Shareholder related	Chile	Purchase of products and others	CLP	6,294,079	2,469,565
Foreign	The Coca-Cola Export Corporation Panama	Shareholder related	Chile	Sale of finished products	CLP	2,699,495	1,837,332
Foreign	Circular PET S.A	Shareholder related	Paraguay	Purchase of raw materials and others	PYG	5,060,587	—
Foreign	Circular PET S.A	Shareholder related	Paraguay	Sale of finished products	PYG	152,673	—
97018000-1	Scotiabank Chile	Related to board member	Chile	Purchase of services - Bank charges	CLP	36,802	—

Schedule of Key management compensation

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Executive wages, salaries and benefits	14,423,587	12,294,012
Director allowances	1,966,080	1,838,400
Accrued benefits and payments during the fiscal year	284,165	397,122
Total	16,673,832	14,529,534